INVESTMENTS (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Investments 1		$ 2,531,644
Investments 2		129,141
Investments 1	1,321,989
Investments 2	$ 2,531,644